Debt Instruments - Carrying amount of financial assets at FV through OCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for impairment losses
Financial assets	$ 1,743,889	$ 1,616,873
Debt instruments
Allowance for impairment losses
Financial assets	466,396	513,568
Government debt securities | Mexico
Allowance for impairment losses
Financial assets	355,658	336,872
Government debt securities | Foreign
Allowance for impairment losses
Financial assets	102,005	165,955
Financial assets at fair value through other comprehensive income category | Debt instruments
Allowance for impairment losses
Financial assets	313,906	390,974	$ 355,321	$ 233,463
Transfers out of Level 2 into Level 1	0	0
Financial assets at fair value through other comprehensive income category | Debt instruments | Gross carrying amount
Allowance for impairment losses
Financial assets	313,906	390,974
Financial assets at fair value through other comprehensive income category | Debt instruments | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	313,906	390,974
Financial assets at fair value through other comprehensive income category | Debt instruments | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	313,906	390,974
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico | Gross carrying amount
Allowance for impairment losses
Financial assets	235,139	237,347
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	235,139	237,347
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	235,139	237,347
Financial assets at fair value through other comprehensive income category | Government debt securities | Foreign | Gross carrying amount
Allowance for impairment losses
Financial assets	60,483	141,132
Financial assets at fair value through other comprehensive income category | Government debt securities | Foreign | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	60,483	141,132
Financial assets at fair value through other comprehensive income category | Government debt securities | Foreign | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	60,483	141,132
Financial assets at fair value through other comprehensive income category | Debt instruments issued by the Central Bank | Gross carrying amount
Allowance for impairment losses
Financial assets	18,043	12,250
Financial assets at fair value through other comprehensive income category | Debt instruments issued by the Central Bank | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	18,043	12,250
Financial assets at fair value through other comprehensive income category | Debt instruments issued by the Central Bank | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	18,043	12,250
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities
Allowance for impairment losses
Financial assets	241	245
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Gross carrying amount
Allowance for impairment losses
Financial assets	241	245
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	241	245
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	$ 241	$ 245